Significant accounting policies	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Significant accounting policies
Significant accounting policies:
The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements, unless otherwise indicated. Certain prior year comparative figures have been reclassified to comply with current year presentation.

(a)	Basis of consolidation:
The consolidated financial statements include the accounts of the Corporation and its principal subsidiaries as follows:

	Percentage ownership
	2017	2016
Guangzhou Ballard Power Systems Co., Ltd.	100%	N/A
Ballard Hong Kong Ltd.	100%	100%
Protonex Technology Corporation	100%	100%
Ballard Services Inc.	100%	100%
Ballard Fuel Cell Systems Inc.	100%	100%
Ballard Power Systems Europe A/S	100%	57%
Ballard Power Corporation	100%	100%

4.	Significant accounting policies (cont'd):

(a)	Basis of consolidation (cont'd):
Subsidiaries are entities controlled by the Corporation. The Corporation controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns though its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Intercompany balances and transactions are eliminated in the consolidated financial statements.
On January 10, 2017, the Corporation incorporated Guangzhou Ballard Power Systems Co., Ltd. ("GBPS"), a 100% wholly foreign-owned enterprise ("WFOE") in China to serve as the Corporation's operations entity for all of China.
On July 19, 2016, the Corporation incorporated Ballard Hong Kong Ltd (“BHKL”), a 100% owned holding company in Hong Kong, China.
On September 26, 2016, the Corporation, through BHKL, entered into a joint venture agreement with Guangdong Nation Synergy Hydrogen Power Technology Co., Ltd (“Synergy”) to create a new limited liability company based in China called Guangdong Synergy Ballard Hydrogen Power Co., Ltd (“Synergy JVCo”). The purpose of Synergy JVCo is to carry out the Mk9 SSL fuel cell stack technology transfer transaction that was contemplated in the Mk 9 SSL Manufacturing Master Agreement to establish Mk9 SSL fuel cell stack manufacturing capabilities in China. In setting up the joint venture, as specified in the Equity Joint Venture Agreement (“EJV”) dated September 26, 2016, Synergy contributed RMB 60,300,000 ($9,000,000) and the Corporation contributed RMB 6,700,000, ($971,000) in March 2017 representing 90% and 10% of the registered capital in Synergy JVCo, respectively. The parties made their contributions in cash and the Corporation is not obligated to contribute any additional capital in excess of the amounts noted above. Synergy JVCo is not controlled by the Corporation and therefore is not consolidated. The Corporation’s 10% investment in Synergy JVCo is accounted for using the equity method of accounting.
On October 1, 2015, the Corporation acquired Protonex Technology Corporation, a leading designer and manufacturer of advanced power management products and portable fuel cell solutions.
On January 18, 2010, the Corporation acquired a controlling interest in Ballard Power Systems Europe A/S (“BPSE”). BPSE (formerly Dantherm Power A/S) has been consolidated since acquisition.. The remaining 43% interest was held by Dansk Industri Invest A/S (previously Dantherm Air Handling A/S). On January 5, 2017, the Corporation purchased all of the shares in its European subsidiary held by Dansk Industri Invest A/S for a nominal value of$47,000. As a result, the Corporation now owns 100% of BPSE.

(b)	Foreign currency:

(i)	Foreign currency transactions
Transactions in foreign currencies are translated to the respective functional currencies of the Corporation and its subsidiaries at the exchange rate in effect at the transaction date. Monetary assets and liabilities denominated in other than the functional currency are translated at the exchange rates in effect at the balance sheet date. The resulting exchange gains and losses are recognized in earnings. Non-monetary assets and liabilities denominated in other than the functional currency that are measured at fair value are translated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items that are measured in terms of historical cost in other than the functional currency are translated using the exchange rate at the date of the transaction.

(ii)	Foreign operations
The assets and liabilities of foreign operations are translated to the presentation currency using exchange rates at the reporting date. The income and expenses of foreign operations are translated to the presentation currency using exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income.

4.	Significant accounting policies (cont'd):

(c)	Financial instruments (cont'd):

(i)	Financial assets
The Corporation initially recognizes loans and receivables and deposits on the date that they originated and all other financial assets on the trade date at which the Corporation becomes a party to the contractual provisions of the instrument. The Corporation derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers substantially all the risks and rewards of ownership of the financial asset.
Financial assets at fair value through profit or loss
Financial assets are classified at fair value through profit or loss if they are held for trading or if the Corporation manages such investments and makes purchase and sale decisions based on their fair value in accordance with the Corporation’s documented risk management or investment strategy. Financial assets at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss.
The Corporation also periodically enters into foreign exchange forward contracts and platinum futures contracts to limit its respective exposure to foreign currency rate fluctuations and platinum price fluctuations. These derivatives are recognized initially at fair value and are recorded as either assets or liabilities based on their fair value. Subsequent to initial recognition, these derivatives are measured at fair value and changes to their value are recorded through profit or loss, unless these financial instruments are designated as hedges (note 4 (c)(iv)).
Loans and receivables
Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value and subsequently at amortized cost using the effective interest method, less any impairment losses. Loans and receivables are comprised of the Corporation’s trade and other receivables.
Cash and cash equivalents
Cash and cash equivalents consist of cash on deposit and highly liquid short-term interest-bearing securities with original maturities of three months or less and are initially measured at fair value, and subsequently measured at amortized cost, which approximates fair value due to the short-term and liquid nature of these assets.
Available-for-sale financial assets
Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale and that are not classified in any of the previous categories. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses and foreign currency differences, are recognized in other comprehensive income. When an investment is derecognized, the cumulative gain or loss in other comprehensive income is transferred to profit or loss.
Determination of fair value
The fair value of financial assets at fair value through profit or loss and available-for-sale are determined by reference to their quoted closing bid price at the reporting date if they are traded in an active market. For derivative instruments (foreign exchange forward contracts, platinum futures contracts), fair value is estimated by Management based on their listed market price or broker quotes that include adjustments to take account of the credit risk of the Corporation and the counterparty when appropriate. The fair value of loans and receivables is estimated as the present value of future cash flows, discounted at the market rate of interest at the reporting date.

4.	Significant accounting policies (cont'd):

(c)	Financial instruments (cont'd):

(ii)	Financial liabilities
Financial liabilities comprise the Corporation’s trade and other payables. The financial liabilities are initially recognized on the date they are originated and are derecognized when the contractual obligations are discharged or cancelled or expire. These financial liabilities are recognized initially at fair value and subsequently are measured at amortized costs using the effective interest method, when materially different from the initial amount. Fair value is determined based on the present value of future cash flows, discounted at the market rate of interest.

(iii)	Share Capital
Share capital is classified as equity. Incremental costs directly attributable to the issue of shares and share options are recognized as a deduction from equity. When share capital is repurchased, the amount of the consideration paid, including directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented as a deduction from equity. When treasury shares are subsequently reissued, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is transferred to or from retained earnings.

(iv)	Derivative financial instruments, including hedge accounting
The Corporation periodically holds derivative financial instruments to hedge its foreign currency risk exposures that are designated as the hedging instrument in a hedge relationship.
If designated in a qualifying hedge relationship, on initial designation of the hedge, the Corporation formally documents the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship.
The Corporation makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items during the period for which the hedge is designated, and whether the actual results of each hedge are within a range of 80-125 percent. For a cash flow hedge of a forecast transaction, the transaction should be highly probable to occur and should present an exposure to variations in cash flows that could ultimately affect reported net income.
Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.
Cash flow hedges
When a derivative is designated as the hedging instrument in a hedge of the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and presented in unrealized gains/losses on cash flow hedges in equity. The amount recognized in other comprehensive income is removed and included in profit or loss in the same period as the hedged cash flows affect profit or loss under the same line item in the statement of comprehensive income as the hedged item. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.
If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in other comprehensive income and presented in unrealized gains/losses on cash flow hedges in equity remains there until the forecast transaction affects profit or loss.

4.	Significant accounting policies (cont'd):

(c)	Financial instruments (cont'd):

(iv)	Derivative financial instruments, including hedge accounting (cont'd)
Cash flow hedges (cont'd)
If the forecast transaction is no longer expected to occur, then the balance in other comprehensive income is recognized immediately in profit or loss. In other cases the amount recognized in other comprehensive income is transferred to profit or loss in the same period that the hedged item affects profit or loss.
Other non-trading derivatives
When a derivative financial instrument is not held for trading, or is not designated in a qualifying hedge relationship, all changes in its fair value are recognized immediately in profit or loss.

(d)	Inventories:
Inventories are recorded at the lower of cost and net realizable value. The cost of inventories is based on the first-in first-out principle, and includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes materials, labor and appropriate share of production overhead based on normal operating capacity. Costs of materials are determined on an average per unit basis.
Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. In establishing any impairment of inventory, management estimates the likelihood that inventory carrying values will be affected by changes in market demand, technology and design, which would impair the value of inventory on hand.
(e)     Property, plant and equipment:

(i)	Recognition and measurement
Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. The cost of self-constructed assets includes the cost of materials, costs directly attributable to bringing the assets to a working condition for their intended use, and the costs of dismantling and removing items and restoring the site on which they are located. If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment.
Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss.

(ii)	Subsequent expenditure
Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Corporation.

(iii)	Depreciation
Depreciation is calculated to write-off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is generally recognized in profit or loss. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Corporation will obtain ownership by the end of the lease term.

4.	Significant accounting policies (cont'd):
(e)     Property, plant and equipment (cont'd):

(iii)	Depreciation (cont'd)
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Building under finance lease	15 years
Computer equipment	3 to 7 years
Furniture and fixtures	5 to 14 years
Furniture and fixtures under finance lease	5 years
Leasehold improvements	The shorter of initial term of the respective lease and
estimated useful life
Production and test equipment	4 to 15 years
Production and test equipment under finance lease	5 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

(f)	Leases:
Leases where the Corporation assumes substantially all the risks and rewards of ownership are classified as finance leases. Upon initial recognition the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset. Other leases are operating leases and not recognized in the statement of financial position.
Minimum lease payments made under finance leases are apportioned between finance expenses and reduction of the outstanding liability. Finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.
Payments made under operating leases are recognized in income on a straight-line basis over the term of the lease. Lease incentives received are recognized as a reduction to the lease expense over the term of the lease.

(g)	Goodwill and intangible assets:

(i)	Recognition and measurement

Goodwill	Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses.
Research and development	Expenditure on research activities is recognized in profit or loss as incurred.

Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Corporation intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.

Intangible assets
Intangible assets, including patents, know-how, in-process research and development, trademarks and service marks and software systems that are acquired or developed by the Corporation and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

(ii)	Subsequent expenditure
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill, is recognized in profit or loss as incurred.

4.	Significant accounting policies (cont'd):

(g)	Goodwill and intangible assets (cont'd):

(iii)	Amortization
Amortization is calculated to write-off the cost of intangible assets less their estimated residual values using the straight-line method over their estimated useful lives, and is recognized in profit or loss. Goodwill is not amortized.
The estimated useful lives for current and comparative periods are as follows:

Internally generated fuel cell intangible assets	5 years
Patents, know-how and in-process research & development	5 to 20 years
ERP management reporting software system	7 years
Trademarks and service marks	15 years
Domain names	15 years
Customer base and relationships	10 years
Acquired non-compete agreements	1 year

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

(h)	Impairment:

(i)	Financial assets
Financial assets not carried at fair value through profit or loss are assessed for impairment at each reporting date by determining whether there is objective evidence that indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably.
Impairment losses on available-for-sale investment securities are recognized by transferring the cumulative loss that has been recognized in other comprehensive income and presented in accumulated other comprehensive loss in equity, to net loss. The cumulative loss that is removed from other comprehensive income and recognized in net loss is the difference between the acquisition cost, net of any principal repayment and amortization, and the current fair value less any impairment loss previously recognized in net loss. If subsequently the fair value of an impaired available-for-sale security increases, then the impairment loss is reversed, with the amount of the reversal recognized in net loss. However, any subsequent recovery in the fair value of an impaired available for sale equity security is recognized in other comprehensive income.

(ii)	Non-financial assets
The carrying amounts of the Corporation’s non-financial assets other than inventories are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For goodwill and intangible assets that have indefinite useful lives, the recoverable amount is estimated annually.
The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less costs to sell is defined as the estimated price that would be received on the sale of the asset in an orderly transaction between market participants at the measurement date. For the purposes of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other groups of assets.

4.	Significant accounting policies (cont'd):

(h)	Impairment (cont'd):

(ii)	Non-financial assets (cont'd)
The allocation of goodwill to cash-generating units reflects the lowest level at which goodwill is monitored for internal reporting purposes.
An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in net loss. Impairment losses recognized in respect of the cash generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units, and then to reduce the carrying amounts of the other assets in the unit on a pro-rata basis.
An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

(i)	Provisions:
A provision is recognized if, as a result of a past event, the Corporation has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the liability. The unwinding of the discount is recognized as a finance expense.
Warranty provision
A provision for warranty costs is recorded on product sales at the time the sale is recognized. In establishing the warranty provision, management estimates the likelihood that products sold will experience warranty claims and the estimated cost to resolve claims received, taking into account the nature of the contract and past and projected experience with the products.
Decommissioning liabilities
Legal obligations to retire tangible long-lived assets are recorded at the net present value of the expected costs of settlement at acquisition with a corresponding increase in asset value. These include assets leased under operating leases. The liability is accreted over the life of the asset to the ultimate settlement amount and the increase in asset value is depreciated over the remaining useful life of the asset.

(j)	Revenue recognition:
The Corporation generates revenues primarily from product sales and services, the license and sale of intellectual property and fundamental knowledge, and the provision of engineering services and technology transfer services. Product and service revenues are derived primarily from standard equipment and material sales contracts and from long-term fixed price contracts. Intellectual property and fundamental knowledge license and sale revenues are derived primarily from licensing and sale and technology transfer agreements and from long-term fixed price contracts. Engineering service and technology transfer services revenue is derived primarily from cost-plus reimbursable contracts and from long-term fixed price contracts.
On standard equipment and material sales contracts, revenues are recognized when (i) significant risks and rewards of ownership of the goods has been transferred to the buyer; (ii) the Corporation retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold; (iii) the amount of revenue can be measured reliably; (iv) it is probable that the economic benefits associated with the sale will accrue to the Corporation; and (v) the costs incurred, or to be incurred, in respect of the transaction can be measured reliably. Provisions are made at the time of sale for warranties.

4.	Significant accounting policies (cont'd):

(j)	Revenue recognition (cont'd):
On standard licensing and sale and technology transfer agreements, revenues are recognized on the transfer of rights to the licensee if: (i) the rights to the assets are assigned to the licensee in return for a fixed fee or a non-refundable guarantee; (ii) the contract is non-cancellable; (iii) the licensee is able to exploit its rights to the asset freely; and (iv) the Corporation has no remaining obligations to perform. In other cases, the proceeds are considered to relate to the right to use the asset over the license period and the revenue is recognized over that period.
On cost-plus reimbursable contracts, revenues are recognized as costs are incurred, and include applicable fees earned as services are provided.
On long-term fixed price contracts, revenues are recognized on the percentage-of-completion basis over the duration of the contract, which consists of recognizing revenue on a given contract proportionately with its percentage of completion at any given time. The percentage of completion is determined by dividing the cumulative costs incurred as at the balance sheet date by the sum of incurred and anticipated costs for completing a contract.
The cumulative effect of changes to anticipated revenues and anticipated costs for completing a contract are recognized in the period in which the revisions are identified. In the event that the anticipated costs exceed the anticipated revenues on a contract, such loss is recognized in its entirety in the period it becomes known.
Deferred revenue represents cash received from customers in excess of revenue recognized on uncompleted contracts.

(k)	Finance income and expense:
Finance income comprises interest income on funds invested, gains on the disposal of available-for-sale financial assets and changes in the fair value of financial assets at fair value through profit or loss. Interest income is recognized as it accrues in income, using the effective interest method.
Finance expense comprise interest expense on capital leases, unwinding of the discount on provisions, changes in the fair value of financial assets at fair value through profit or loss and impairment losses recognized on financial assets. Foreign currency gains and losses are reported on a net basis.

(l)	Income taxes:
The Corporation follows the asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recognized for the deferred income tax consequences attributable to differences between the financial statement carrying values of assets and liabilities and their respective income tax bases (temporary differences) and for loss carry forwards. The resulting changes in the net deferred tax asset or liability are included in income.
Deferred tax assets and liabilities are measured using enacted, or substantively enacted, tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities, of a change in tax rates, is included in income in the period that includes the substantive enactment date. Deferred income tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

(m)	Employee benefits:
Defined contribution plans
A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts.

4.	Significant accounting policies (cont'd):

(m)	Employee benefits (cont'd):
Defined contribution plans (cont'd)
Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the periods during which services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that are due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.
Defined benefit plans
A defined benefit plan is a post-employment pension plan other than a defined contribution plan. The Corporation’s net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value. Any unrecognized past service costs and the fair value of any plan assets are deducted. The discount rate is the yield at the reporting date on AA credit-rated bonds that have maturity dates approximating the terms of the Corporation’s obligations and that are denominated in the same currency in which the benefits are expected to be paid. The calculation is performed annually by a qualified actuary using the projected unit credit method.
When the calculation results in a benefit to the Corporation, the recognized asset is limited to the total of any unrecognized past service costs and the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. In order to calculate the present value of economic benefits, consideration is given to any minimum funding requirements that apply to any plan in the Corporation. An economic benefit is available to the Corporation if it is realizable during the life of the plan, or on settlement of the plan liabilities.
The Corporation recognizes all remeasurements arising from defined benefit plans, which comprise actuarial gains and losses, immediately in other comprehensive income. Remeasurements recognized in other comprehensive income are not recycled through profit or loss in subsequent periods.
Other long-term employee benefits
The Corporation’s net obligation in respect of long-term employee benefits other than pension plans is the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value, and the fair value of any related assets is deducted. The discount rate is the yield at the reporting date on AA credit-rated bonds that have maturity dates approximating the terms of the Corporation’s obligations. The calculation is performed using the projected unit credit method. Any actuarial gains and losses are recognized in other comprehensive income or loss in the period in which they arise.
Termination benefits
Termination benefits are recognized as an expense (restructuring expense recorded in other operating expense) when the Corporation is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense if the Corporation has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If benefits are payable more than 12 months after the reporting period, then they are discounted to their present value.

4.	Significant accounting policies (cont'd):

(m)	Employee benefits (cont'd):
Short-term employee benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.
A liability is recognized for the amount expected to be paid under short-term cash bonus or profit sharing plans if the Corporation has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(n)	Share-based compensation plans:
The Corporation uses the fair-value based method of accounting for share-based compensation for all awards of shares and share options granted. The resulting compensation expense, based on the fair value of the awards granted, excluding the impact of any non-market service and performance vesting conditions, is charged to income over the period that the employees unconditionally become entitled to the award, with a corresponding increase to contributed surplus.
Fair values of share options are calculated using the Black-Scholes valuation method as of the grant date and adjusted for estimated forfeitures. For awards with graded vesting, the fair value of each tranche is calculated separately and recognized over its respective vesting period. Non-market vesting conditions are considered in making assumptions about the number of awards that are expected to vest. At each reporting date, the Corporation reassesses its estimates of the number of awards that are expected to vest and recognizes the impact of any revision in the income statement with a corresponding adjustment to contributed surplus.
The Corporation issues shares and share options under its share-based compensation plans as described in note 19. Any consideration paid by employees on exercise of share options or purchase of shares, together with the amount initially recorded in contributed surplus, is credited to share capital.

(o)	Earnings (loss) per share:
Basic earnings (loss) per share is computed using the weighted average number of common shares outstanding during the period, adjusted for treasury shares. Diluted earnings per share is calculated using the treasury stock method.
Under the treasury stock method, the dilution is calculated based upon the number of common shares issued should deferred share units (“DSUs”), restricted share units (“RSUs”), and “in the money” options, if any, be exercised. When the effects of outstanding stock-based compensation arrangements would be anti-dilutive, diluted loss per share is not calculated.

(p)	Government assistance and investment tax credits:
Government assistance and investment tax credits are recorded as either a reduction of the cost of the applicable assets, or credited against the related expense incurred in the statement of comprehensive loss, as determined by the terms and conditions of the agreements under which the assistance is provided to the Corporation or the nature of the expenditures which gave rise to the credits. Government assistance and investment tax credit receivables are recorded when their receipt is reasonably assured.

(q)	Segment reporting:
An operating segment is a component of the Corporation that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Corporation’s other components. Segment results include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets, head office expenses, and income tax assets and liabilities.
Recent accounting pronouncements and future accounting policy changes:
The Corporation did not adopt any new accounting standard changes or amendments in 2017 that had a material impact on the Corporation’s financial statements.
The following is an overview of accounting standard changes that the Corporation will be required to adopt in future years.

(a)	IFRS 2 – Share-based payments
On June 20, 2016, the IASB issued amendments to IFRS 2 Share-based Payment, clarifying how to account for certain types of share-based payment transactions.
The amendments provide requirements on the accounting for:

•	the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments;
•share-based payment transactions with a net settlement feature for withholding tax obligations; and

•	a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled.
The amendments apply for annual periods beginning on or after January 1, 2018. As a practical simplification, the amendments can be applied prospectively. Retrospective, or early, application is permitted if information is available without the use of hindsight. The Corporation intends to adopt the amendments to IFRS 2 in its financial statements for the fiscal year beginning on January 1, 2018. The Corporation does not expect the amendments to have a material impact on the financial statements.

(b)	IFRS 15 – Revenue from Contracts with Customers
On May 28, 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers. IFRS 15 will replace IAS 11 Construction Contracts, IAS 18 Revenue, IFRIC 13 Customer Loyalty Programmes, IFRIC 15 Agreements for the Construction of Real Estate, IFRIC 18 Transfer of Assets from Customers, and SIC 31 Revenue – Barter Transactions Involving Advertising Services. On April 12, 2016, the IASB issued Clarifications to IFRS 15, Revenue from Contracts with Customers, which is effective at the same time as IFRS 15.
IFRS 15 contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much, and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized. The new standard applies to contracts with customers. It does not apply to insurance contracts, financial instruments or lease contracts, which fall in the scope of other IFRSs. The clarifications to IFRS 15 provide additional guidance with respect to the five-step analysis, transition, and the application of the Standard to licenses of intellectual property.
The new standard is effective for annual periods beginning on or after January 1, 2018 and is available for early adoption. The Corporation intends to adopt IFRS 15 in its financial statements for the fiscal year beginning on January 1, 2018. Based on an analysis of the Corporation's contracts in place as of January 1, 2018, the Corporation does not expect the standard to have a material impact on the financial statements. The Corporation continues to evaluate the disclosure obligations under IFRS 15.

6.	Recent accounting pronouncements and future accounting policy changes (cont'd):
(c)     IFRS 9 – Financial Instruments
On July 24, 2014, the IASB issued the complete IFRS 9 Financial Instruments standard (“IFRS 9”). IFRS 9 introduces new requirements for the classification and measurement of financial assets. Under IFRS 9, financial assets are classified and measured based on the business model in which they are held and the characteristics of their contractual cash flows.
The standard introduces additional changes relating to financial liabilities. It also amends the impairment model by introducing a new ‘expected credit loss’ model for calculating impairment.
IFRS 9 also includes a new general hedge accounting standard which aligns hedge accounting more closely with risk management. This new standard does not fundamentally change the types of hedging relationships or the requirement to measure and recognize ineffectiveness; however it will provide more hedging strategies that are used for risk management to qualify for hedge accounting and introduce more judgment to assess the effectiveness of a hedging relationship. Special transitional requirements have been set for the application of the new general hedging model.
The mandatory effective date of IFRS 9 is for annual periods beginning on or after January 1, 2018 and must be applied retrospectively with some exemptions. Early adoption is permitted. The restatement of prior periods is not required and is only permitted if information is available without the use of hindsight. The Corporation intends to adopt IFRS 9 in its financial statements for the fiscal year beginning on January 1, 2018. Based on an analysis of the Corporation's financial instruments as of January 1, 2018, the Corporation does not expect the standard to have a material impact on the financial statements.

(d)	IFRS 16 – Leases
On January 13, 2016, the IASB issued IFRS 16 Leases. IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments.
This standard substantially carries forward the lessor accounting requirements of IAS 17, while requiring enhanced disclosures to be provided by lessors. Other areas of the lease accounting model have been impacted, including the definition of a lease. Transitional provisions have been provided.
The new standard is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted for entities that apply IFRS 15 Revenue from Contracts with Customers as at or before the date of initial adoption of IFRS 16. IFRS 16 will replace IAS 17 Leases. The Corporation intends to adopt IFRS 16 in its financial statements for the fiscal year beginning on January 1, 2019. The extent of the impact of adoption of the standard has not yet been determined.
(e)    IFRIC 23 - Uncertainty over Income Tax Treatments
On June 7, 2017, the IASB issued IFRIC Interpretation 23 Uncertainty over Income Tax Treatments. The Interpretation provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The Interpretation requires an entity to:

•	contemplate whether uncertain tax treatments should be considered separately, or together as a group, based on which approach provides better predictions of the resolution;

•	reflect an uncertainty in the amount of income tax payable (recoverable) if it is probable that it will pay (or recover) an amount for the uncertainty; and

•	measure a tax uncertainty based on the most likely amount of expected value depending on whichever method better predicts the amount payable (recoverable).
The Interpretation is applicable for annual periods beginning on or after January 1, 2019. Early application is permitted. The Corporation intends to adopt the Interpretation in its financial statements for the fiscal year beginning on January 1, 2019. The extent of the impact of adoption of the Interpretation has not yet been determined.